Donoghue Forlines Tactical Allocation Fund		Donoghue Forlines Tactical Income Fund
Class A:	GTAAX	Class A:	PWRAX
Class C:	GLACX	Class C:	PWRCX
Class I:	GTAIX	Class I:	PWRIX

Donoghue Forlines Dividend Fund		Donoghue Forlines Momentum Fund
Class A:	PWDAX	Class A:	MOJAX
Class C:	PWDCX	Class C:	MOJCX
Class I:	PWDIX	Class I:	MOJOX

Donoghue Forlines Risk Managed Income Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Each a Series of Northern Lights Funds Trust

Supplement dated December 9, 2024 to the Prospectus dated October 28, 2024

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Effective immediately, the Performance Table for Donoghue Forlines Tactical Allocation Fund is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Five Years	Since Inception (4/6/2018)
Class I shares
Return before taxes	15.57%	4.60%	2.31%
Return after taxes on distributions*	14.43%	3.92%	1.63%
Return after taxes on distributions and sale of Fund shares*	9.35%	3.33%	1.54%
Class A Return before taxes	9.56%	3.27%	1.14%
Class C Return before taxes	14.54%	3.57%	1.29%
MSCI AC World Index*** (reflects no deduction for fees, expenses, or taxes)	22.20%	11.72%	8.56%
Dow Jones Moderately Conservative Index**	9.81%	4.35%	3.26%
*	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.

**	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderately Conservative Portfolio Index risk level is set to 40% of the Dow Jones Global Stock CMAC Index's downside risk (past 36 months).
***	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly.

The Fund’s primary benchmark index has been changed to the MSCI AC World Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings.

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Effective immediately, the Performance Table for Donoghue Forlines Tactical Income Fund is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Five Years	Ten Years**	Since Inception***
Class I shares
Return before taxes	8.09%	1.01%	1.06%	1.81%
Return after taxes on distributions	6.39%	0.22%	0.11%	0.76%
Return after taxes on distributions and sale of Fund shares *	4.74%	0.47%	0.41%	0.96%
Class A Return before taxes	2.51%	(0.12)%	0.37%	1.23%
Class C Return before taxes**	7.14%	0.01%	--	0.07%
Bloomberg Global Aggregate Bond Index**** (reflects no deduction for fees, expenses, or taxes)	5.72%	(0.32)%	0.38%	0.87%

* After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.

** Class C shares of the Fund commenced operations on November 25, 2014

*** The since inception date for Class A, Class I and the benchmark returns is September 14, 2010

**** The Bloomberg Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization, except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds.

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Donoghue Forlines Dividend Fund

The Fund’s adviser has elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index. Effective on or about December 20, 2024, the Fund will seek to track the DF Risk-Managed Dividend Index. During the transition in tracking indices, the Fund’s portfolio may not fully represent the securities that constitute its tracking index.

Effective immediately, the Donoghue Forlines Dividend Fund’s prospectus is amended as follows:

The following replaces the information in the section titled “Principal Investment Strategies” on page 14 of the Prospectus.

Principal Investment Strategies: The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by seeking to track the DF Risk-Managed Dividend Index (the “Dividend Index”) that provides a formulaic methodology for allocating investment between securities of issuers who demonstrate positive free cash flow and higher dividend yield, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Dividend Index is designed to convey the benefits of positive free cash flow and dividend yield, sector diversification and equal weighting. In seeking to track the Dividend Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on constituents of the Dividend Index.

The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow over the previous twelve months, and payment of cash dividends for the previous four consecutive quarters are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights within the Syntax Net Value TR Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Dividend Index then applies the adviser’s defensive tactical overlays as described below. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative.

In following the Dividend Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

• Exponential Moving Average Indicators – An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Dividend Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Dividend Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Dividend Index and the Fund will allocate primarily to the equity portfolio.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Dividend Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will typically invest in as many as 50 common stocks from the universe of stocks represented in the Syntax US LargeCap 500 Index. If the Fund holds an investment in common stock of a company that is removed from the Dividend Index, that position will be sold.

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The Performance Table for Donoghue Forlines Dividend Fund is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Five Years	Ten Years**	Since Inception (11/7/2013)
Class I shares
Return before taxes	(0.18)%	1.46%	3.04%	3.21%
Return after taxes on distributions	(0.61)%	0.87%	1.79%	1.96%
Return after taxes on distributions and sale of Fund shares	0.17%	1.08%	2.21%	2.34%
Class A Return before taxes	(5.40)%	0.19%	2.26%	2.45%
Class C Return before taxes**	(1.28)%	0.44%	--	0.76%
Syntax US LargeCap 500 Index*** (reflects no deduction for Fees, expenses, or taxes)	22.11%	15.74%	12.09%	12.57%
Syntax US Net Value Index****	10.33%	12.01%	9.03%	9.59%
Russell 1000 Value Total Return Index*****	11.46%	10.91%	8.40%	8.87%

* After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.

** Class C Shares commenced operations on November 25, 2014.

*** The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.

**** The Syntax US Net Value Index weights by score-modified float market cap the top 500 stocks in the Syntax US 1000 Index (SY1000) as ranked by their Syntax Net Value Scores, which subtract the stock’s Syntax Pure Growth Score from its Syntax Pure Value Score in order to measure the emphasis on value over growth characteristics.

*****The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

The Fund’s primary benchmark index has been changed to the Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings.

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The following replaces the information in the section titled “Principal Investment Strategies” on page 30 of the Prospectus.

Principal Investment Strategies: Under normal circumstances, the adviser seeks to achieve the Fund’s investment objectives by investing Fund assets in the securities that are constituents of the DF Risk-Managed Dividend Index (the ”Dividend Index”). The adviser follows an index replication process and, consequently, the Fund is expected to hold all the securities in the Dividend Index according to their index weights. The equity portfolio of the Dividend Index consists of up to fifty (50) securities selected from the Syntax US LargeCap 500 Index that have demonstrated positive free cash flow over the trailing twelve (12) months and the highest dividend yield rank (measured by dividend over price) within each sector of the Syntax Net Value TR Index. The Dividend Index is reconstituted annually during December and rebalanced quarterly during March, June, September, and December. Only companies with positive free cash flow over the previous twelve months, and payment of cash dividends for the previous four consecutive quarters are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights within the Syntax Net Value TR Index.

In seeking to track the Dividend Index, the adviser buys equity securities in the equity portfolio of the Dividend Index when the adviser’s trend indicators incorporated into the Dividend Index are positive and sells them when those indicators are significantly negative. The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when the Dividend Index’s defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to the U.S. Treasury portfolio of the Dividend Index if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. For periods when the adviser’s trend indicators are negative, the Fund may be fully invested in short-term treasury securities, short-term treasury exchange traded funds or treasury money market funds as a defensive measure.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities of the Dividend Index. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Adviser’s Technical Trend Analysis

The adviser utilizes its rules-based, tactical asset allocation methodology and will manage the Fund’s investment portfolio, in part, by using its technical trend analysis strategy within the Dividend Index. This strategy identifies investment trends utilizing the adviser’s proprietary model system. This system tracks the changing prices of securities and identifies their momentum. The relative strength of the market is evaluated to identify whether the market is bullish or bearish. The adviser will employ its proprietary defensive trading system to determine when to switch between equity securities and short-term treasury securities, short-term treasury exchange traded funds, money market funds or cash equivalents. The adviser believes this is a relatively conservative approach to defensive trading to manage risks and back out of the market and into defensive positions when conditions warrant. The adviser believes its technical trend strategy, which moves between fully invested and defensive positions, will reduce losses during a downturn and participate in gains during upturns. The adviser believes its technical trend strategy, which moves between fully invested and defensive positions, will potentially reduce losses during a downturn and participate in gains during upturns. This collection of models and the adviser’s technical trend analysis, in general, operate according to the momentum of the markets, and not on subjective judgments.

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Donoghue Forlines Momentum Fund

The Fund’s adviser has elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index. Effective on or about December 20, 2024, the Fund will seek to track the DF Risk-Managed Momentum Index. During the transition in tracking indices, the Fund’s portfolio may not fully represent the securities that constitute its tracking index.

The following replaces the information in the section titled “Principal Investment Strategies” on page 20 of the Prospectus.

Donoghue Forlines Momentum Fund

The adviser seeks to achieve the Fund’s objectives by seeking to track the DF Risk-Managed Momentum Index (the “Momentum Index”) that provides a formulaic methodology for allocating investments between securities of issuers who demonstrate positive free cash flow and positive momentum, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Momentum Index is designed to convey the benefits of high free cash flow and momentum, sector diversification and equal weighting. In seeking to track the Momentum Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on the constituents of the Momentum Index.

The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on positive free cash flow and highest risk adjusted returns from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow over the previous twelve months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights of the Syntax US LargeCap 500 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Momentum Index then applies the adviser’s defensive tactical overlays as described below. The Momentum Index allocates to the equity portfolio when its indicators are positive and allocates to the U.S. Treasury portfolio when its indicators are significantly negative.

In following the Momentum Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

• Exponential Moving Average Indicators –An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Momentum Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Momentum Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Momentum Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Momentum Index and the Fund will allocate primarily to the equity portfolio.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Momentum Index.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Momentum Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

The adviser may engage in frequent trading of the Fund’s portfolio, resulting in a higher portfolio turnover.

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The Performance Table for Donoghue Forlines Momentum Fund on page 23 of the Prospectus is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Five Years	Since Inception (12/23/2016)
Class I shares
Return before taxes	19.10%	4.57%	4.70%
Return after taxes on distributions	19.10%	4.23%	3.86%
Return after taxes on distributions and sale of Fund shares*	11.31%	3.41%	3.30%
Class A Return before taxes	11.94%	3.09%	3.55%
Class C Return before taxes	17.82%	3.52%	3.66%
Syntax US LargeCap 500 Index** (reflects no deduction for fees, expenses, or taxes)	22.11%	15.74%	13.34%
Russell 1000 Total Return Index***	26.53%	15.52%	13.00%

* After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.

** The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.

*** The Russell 1000 Total Return Index consists of the 1000 largest companies within the Russell 3000 index. Also known as Market Oriented Index, because it represents the group of stocks from which most active money managers choose. The returns for the index are total returns, which include reinvestment of dividends. Frank Russell Company reports its indexes as one-month total returns.

The Fund’s primary benchmark index has been changed to the Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings.

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The following replaces the information in the section titled “Principal Investment Strategies” on page 31 of the Prospectus.

Donoghue Forlines Momentum Fund

Under normal circumstances, the adviser seeks to achieve the Fund’s objectives by investing Fund assets in the securities that are constituents of the DF Risk-Managed Momentum Index (the “Momentum Index”). The adviser follows an index replication process and, consequently, the Fund is expected to hold all the securities in the Momentum Index according to their index weights. The equity portfolio of the Dividend Index consists of up to fifty (50) securities selected from the Syntax US LargeCap 500 Index that have demonstrated positive free cash flow over the trailing twelve (12) months and the highest risk adjusted returns over the trailing three (3) months within each sector of the Syntax US LargeCap 500 Index. The Momentum Index is reconstituted and rebalanced quarterly during March, June, September, and December. Only companies with positive free cash flow over the previous twelve months and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Syntax US LargeCap 500 Index.

In seeking to track the Momentum Index, the adviser buys equity securities in the equity portfolio of the Momentum Index when the adviser’s trend indicators are positive and sells them when those indicators are significantly negative. The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when the index’s defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to the U.S. Treasury portfolio of the Momentum Index if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. For periods when the adviser’s trend indicators are negative, the Fund may be fully invested in short-term treasury securities, short-term treasury exchange traded funds or treasury money market funds as a defensive measure.

In seeking to track the methodology of the Momentum Index, the Fund may engage in frequent buying and selling of portfolio securities in a higher turnover rate.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities of the Momentum Index. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

Adviser’s Technical Trend Analysis

The adviser utilizes its rules-based, tactical asset allocation methodology and will manage the Fund’s investment portfolio, in part, by using its technical trend analysis strategy within the Momentum Index. This strategy identifies investment trends utilizing the adviser’s proprietary model system. This system tracks the changing prices of securities and identifies their momentum. The relative strength of the market is evaluated to identify whether the market is bullish or bearish. The adviser will employ its proprietary defensive trading system to determine when to switch between equity securities and short-term treasury securities, short-term treasury exchange traded funds, money market funds or cash equivalents. The adviser believes this is a relatively conservative portfolio approach to defensive trading to manage risks and back out of the market and into defensive positions when conditions warrant. The adviser believes its technical trend strategy, which moves between fully invested and defensive positions, will reduce losses during a downturn and participate in gains during upturns. This collection of models and the adviser’s technical trend analysis, in general, operate according to the momentum of the markets, and not on subjective judgments.

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The Performance Table for Donoghue Forlines Risk Managed Income Fund on page 27 of the Prospectus is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Five Years	Since Inception (12/27/17)
Class I shares
Return before taxes	8.28%	2.85%	2.77%
Return after taxes on distributions	5.20%	1.44%	1.38%
Return after taxes on distributions and sale of Fund shares*	4.85%	1.57%	1.52%
Class A Return before taxes	3.75%	1.82%	1.80%
Class C Return before taxes	7.19%	1.84%	1.77%
Bloomberg U.S. Aggregate Bond Index** (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	0.93%

* After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.

** The Bloomberg U.S. Aggregate Bond Index is a benchmark that measures the performance of the U.S. investment-grade bond market. It's a broad-based index that tracks a variety of bonds, including Treasuries, corporate securities, mortgage-backed securities, and asset-backed securities.

The information in this supplement contains new and additional information beyond that in the Prospectus, and Statement of Additional Information (“SAI”), October 28, 2024. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.